Share based payments - Restricted Stock Units (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion	1
Total share based payment expense	$ 70	$ 72
Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion	1
Vesting period	4 years
Vesting percentage	25.00%
Total share based payment expense	$ 33	$ 30